UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Casualty Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck           Fairfield, Ohio           August 3, 2012
------------------------           ---------------           --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers          1
                                           ------

Form 13F Information Table Entry Total     23
                                           ------

Form 13F Information Table Value Total     64,506
                                           ------
                                           (thousands)


List of Other Included Managers:

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation

                                         Column 2       Column 3       Column 4        Column 5
              Issuer                  Title of Class      Cusip       FMV (000)     Shares/Principal  SH/PRN
AUTOMATIC DATA PROCESSING            COMMON            053015103          4,008           72,000        SH
BLACKROCK INC                        COMMON            09247X101          1,698           10,000        SH
DOVER CORP                           COMMON            260003108          4,825           90,000        SH
DUKE ENERGY CORP                     COMMON            26441C105          4,587          198,900        SH
EMERSON ELECTRIC CO                  COMMON            291011104          4,192           90,000        SH
GENERAL MILLS INC                    COMMON            370334104          3,160           82,000        SH
GENUINE PARTS CO                     COMMON            372460105            904           15,000        SH
HASBRO INC                           COMMON            418056107          1,439           42,500        SH
HONEYWELL INTERNATIONAL INC          COMMON            438516106          2,792           50,000        SH
INTEL CORP                           COMMON            458140100          1,119           42,000        SH
JOHNSON & JOHNSON                    COMMON            478160104          1,689           25,000        SH
JP MORGAN CHASE                      COMMON            46625H100          3,323           93,000        SH
LEGGETT & PLATT INC                  COMMON            524660107          1,004           47,500        SH
LINEAR TECHNOLOGY CORP               COMMON            535678106          1,128           36,000        SH
MICROCHIP TECHNOLOGY INC             COMMON            595017104          1,224           37,000        SH
MICROSOFT CORP                       COMMON            594918104          2,447           80,000        SH
NUCOR CORP                           COMMON            670346105            853           22,500        SH
PFIZER INC                           COMMON            717081103          5,437          236,400        SH
PRAXAIR INC                          COMMON            74005P104          2,718           25,000        SH
SPECTRA ENERGY CORP                  COMMON            847560109          9,138          314,450        SH
UNITED TECHNOLOGIES CORP             COMMON            913017109          3,021           40,000        SH
US BANCORP                           COMMON            902973304          2,573           80,000        SH
WISCONSIN ENERGY CORP                COMMON            976657106          1,227           31,000        SH
                                                                         64,506

                                         Column 6       Column 7       Column 8
              Issuer                  Investment Dis    Oth Mgrs         Sole           Shared         None
AUTOMATIC DATA PROCESSING              SHARED-OTHER        01             -              72,000         -
BLACKROCK INC                          SHARED-OTHER        01             -              10,000         -
DOVER CORP                             SHARED-OTHER        01             -              90,000         -
DUKE ENERGY CORP                       SHARED-OTHER        01             -             198,900         -
EMERSON ELECTRIC CO                    SHARED-OTHER        01             -              90,000         -
GENERAL MILLS INC                      SHARED-OTHER        01             -              82,000         -
GENUINE PARTS CO                       SHARED-OTHER        01             -              15,000         -
HASBRO INC                             SHARED-OTHER        01             -              42,500         -
HONEYWELL INTERNATIONAL INC            SHARED-OTHER        01             -              50,000         -
INTEL CORP                             SHARED-OTHER        01             -              42,000         -
JOHNSON & JOHNSON                      SHARED-OTHER        01             -              25,000         -
JP MORGAN CHASE                        SHARED-OTHER        01             -              93,000         -
LEGGETT & PLATT INC                    SHARED-OTHER        01             -              47,500         -
LINEAR TECHNOLOGY CORP                 SHARED-OTHER        01             -              36,000         -
MICROCHIP TECHNOLOGY INC               SHARED-OTHER        01             -              37,000         -
MICROSOFT CORP                         SHARED-OTHER        01             -              80,000         -
NUCOR CORP                             SHARED-OTHER        01             -              22,500         -
PFIZER INC                             SHARED-OTHER        01             -             236,400         -
PRAXAIR INC                            SHARED-OTHER        01             -              25,000         -
SPECTRA ENERGY CORP                    SHARED-OTHER        01             -             314,450         -
UNITED TECHNOLOGIES CORP               SHARED-OTHER        01             -              40,000         -
US BANCORP                             SHARED-OTHER        01             -              80,000         -
WISCONSIN ENERGY CORP                  SHARED-OTHER        01             -              31,000         -